General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1:	GENERAL

a.

Commtouch Software Ltd. ("Commtouch" or the Company") was incorporated under the laws of Israel in 1991. The Company and its subsidiaries develop and provide internet security solutions to OEM partners and enterprises. The Company's business is to develop and sell, through a variety of third party distribution channels, these solutions to various customers. The Company's messaging solutions are comprised of anti-spam, Zero-Hour Virus Outbreak Detection and GlobalView Mail Reputation solutions, its Web security solution is known as GlobalView URL filtering, and its antivirus solution is known as Command Antivirus. The Company operates in one reportable segment.

b.

The Company expects that it will continue to be dependent upon third-party distribution channels for a significant portion of its revenues, which are expected to be derived from sales of the Company's anti-spam, Zero-Hour, anti-virus, IP reputation, URL filtering solutions and Command Antivirus.

c.

On October 1, 2012, the Company completed the acquisition of the antivirus business of Frisk Software, an Incorporated Icelandic private limited company, or "Frisk". The acquisition accelerated Commtouch's antivirus roadmap and enabled the Company to more quickly provide the most advanced antivirus technology utilizing the combined resources of both organizations. It also helps support the launch of private label antivirus solution for the OEM and service provider markets while also enhancing the company's Saas Capabilities.

The purchase price amounted to $4,915 out of which $2,200 was paid in cash at the closing date, $1,678 was paid by issuance of 750,000 ordinary shares. An additional contingent consideration in an estimated fair value of $1,037 will be paid based on future revenues.

The earn out payment will be based on revenues for each of the years ended December 31, 2012 December 31, 2013 and December 31, 2014 and in respect of the First quarter of 2015.

The total purchase price was allocated to the net tangible and identifiable intangible assets on their estimated fair values at the acquisition date as set forth below. The value of goodwill is attributed to operational synergies between Commtouch and Frisk and to the strengthening of the Company's position in the market.

The excess of the purchase price over the net tangible and identifiable intangible assets was to goodwill.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$202
Trade receivables	36
Other receivables and prepaid expenses	287
Property and equipment	64
Other intangible assets	2,250
Goodwill	3,501

Total assets acquired	6,340
Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)

Total liabilities assumed	(1,425)

Net assets acquired	$4,915

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 8%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Trademark	$984	10
Intellectual Property	1,266	6.7

Total intangible assets	$2,250

d.	Acquisition of Eleven GMBH:

On November 16, 2012 the Company completed the acquisition of Eleven GMBH, Germany based company, or "Eleven".

Eleven is well known throughout Germany as the leading provider of mail - based security as a service (SecaaS) solutions.

The acquisition of eleven enables Commtouch to accelerate delivery of private label cloud - based security solutions specifically designed for OEM and service provider markets. In addition, Commtouch's global reach should accelerate sales and adoption of this leading security technology developed by eleven.

The purchase price amounted to $22,293 out of which, $11,543 was paid in cash at the closing date.

$1,832 was paid by issuance of 806,750 ordinary shares. An additional contingent consideration in an estimated fair value of $8,918 will be paid based on the business revenues from 2012 to 2015.

The total purchase price was allocated to the company's business net tangible and identifiable assets based on their estimated fair values at the acquisition date as set forth below. The value of goodwill is attributed to synergies between Commtouch and Eleven's services and the strength of the Company's position in the market.

The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$3,297
Trade receivables	846
Other receivables and prepaid expenses	252
Property and equipment	449
Other intangible assets	9,100
Goodwill	14,732

Total assets acquired	28,676

Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)

Total liabilities assumed	(6,383)

Net assets acquired	$22,293

The Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 10%, except for customer relations which is amortized on an accelerated basis.

The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Trademark	671	10
Customer relations	3,037	Accelerated method
Technology	4,611	10
In Process R&D *	781	(*)

Total intangible assets	$9,100

(*)	The In Process R&D will be amortized when the development will be completed.

Unaudited pro forma condensed results of income:

The following represents the unaudited pro forma condensed results of income for the years ended December 31, 2012 and 2011, assuming that the acquisition occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisition been consummated on those dates, nor does it purport to represent the results of income for future periods.

	Year ended December 31,
	2011	2012
	Unaudited	Unaudited
Revenues	$31,748	$31,203

Net income	$4,102	$1,048

Basic net earnings per share	$0.17	$0.04

Diluted net earnings per share	$0.16	$0.04

f.	Acquisitions in previous years:

In 2010, the Company completed the acquisition of the assets of the Antivirus business of Authentium Inc. (subsequently known as SafeCentral Inc.). Total fair value of purchase consideration for the acquisitions was $7,431, which includes cash paid and estimated fair value of earn-out payment. In connection with this acquisition, the Company recorded intangibles and goodwill in the amounts of $4,663 and $3,792, respectively. In 2012, the Company paid an additional amount of $3,400 based on the Antivirus business's 2011 revenues.